Assets held for sale and Vessels and drydock - Operating vessels and drydock rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) tanker
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 3,089,254
Fully depreciated assets	(900)
Fully depreciated assets	(900)
Property, plant and equipment	3,319,688
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,162,703
Transfer from right of use assets, net	326,645
Additions	11,038
Disposals of vessels	(38,088)
Fully depreciated assets	(1,500)
Property, plant and equipment	4,460,798
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,073,449)
Disposals of vessels	13,527
Charge for the period	(82,688)
Fully depreciated assets	(1,500)
Property, plant and equipment	(1,141,110)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,028,804
Fully depreciated assets	0
Fully depreciated assets	0
Property, plant and equipment	$ 3,262,333
Vessels | MR
Reconciliation of changes in property, plant and equipment [abstract]
Number of ships purchased, previously recorded as right-of-use assets | tanker	7
Vessels | LR2
Reconciliation of changes in property, plant and equipment [abstract]
Number of ships purchased, previously recorded as right-of-use assets | tanker	2
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 4,045,062
Transfer from right of use assets, net	326,017
Additions	2,742
Disposals of vessels	(36,853)
Fully depreciated assets	0
Property, plant and equipment	4,336,968
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,016,258)
Disposals of vessels	12,574
Charge for the period	(70,951)
Fully depreciated assets	0
Property, plant and equipment	(1,074,635)
Drydock
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	60,450
Fully depreciated assets	(900)
Fully depreciated assets	(900)
Property, plant and equipment	57,355
Drydock | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	117,641
Transfer from right of use assets, net	628
Additions	8,296
Disposals of vessels	(1,235)
Fully depreciated assets	(1,500)
Property, plant and equipment	123,830
Drydock | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(57,191)
Disposals of vessels	953
Charge for the period	(11,737)
Fully depreciated assets	(1,500)
Property, plant and equipment	$ (66,475)